Employee Benefits - Rollforward, Balance of Plan Assets (Details) - Plan assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 14,540	$ 3,170	$ 3,001
Actual return on trust assets	522	(695)	152
Foreign exchange (gain) or loss	(150)	60	0
Life annuities	6	(3)	17
Business Acquisitions		12,417	0
Benefits paid	(731)	(533)	0
Past Service Cost	(126)	(101)	0
Employees contributions	102	103	0
Employer´s contributions	130	133	0
Administration cost	(14)	(11)	0
Ending balance	$ 14,279	$ 14,540	$ 3,170